First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 78.7%
	Collateralized Mortgage Obligations — 56.0%
	FARM Mortgage Trust
$3,750,000	Series 2024-1, Class A2 (a) (b)	4.68%	10/01/53	$3,467,252
3,250,000	Series 2024-2, Class A2 (a) (b)	5.18%	08/01/54	3,049,577
	Federal Home Loan Mortgage Corporation
3,932,064	Series 2015-4471, Class JB	3.50%	09/15/43	3,395,798
6,346,652	Series 2015-4499, Class CZ	3.50%	08/15/45	5,618,920
4,870,586	Series 2017-4680, Class YZ	3.50%	05/15/47	4,424,953
4,442,000	Series 2017-4738, Class TY	3.00%	12/15/47	3,623,226
4,752,762	Series 2019-4924, Class XB	3.00%	10/25/49	3,557,606
7,873,488	Series 2021-5135, Class BZ	2.50%	08/25/51	5,102,519
3,763,647	Series 2021-5140, Class ZD	2.00%	08/25/51	2,320,822
13,150,586	Series 2021-5179, Class GZ	2.00%	01/25/52	7,826,952
17,992,268	Series 2022-5202, Class ZN	3.00%	05/25/51	12,687,391
6,489,033	Series 2022-5204, Class HZ	2.50%	03/25/52	4,123,835
13,338,822	Series 2022-5213, Class DB	3.00%	04/25/52	11,798,188
7,445,000	Series 2022-5224, Class HL	4.00%	04/25/52	6,968,533
6,289,942	Series 2022-5243, Class ZB	3.50%	06/15/43	5,245,743
22,713,707	Series 2023-5299, Class ZA	3.00%	03/25/52	16,901,806
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
10,000,000	Series 2024-2, Class A2 (a)	3.25%	10/25/34	8,949,126
12,000,000	Series 2025-1, Class A2	3.00%	05/25/35	10,450,698
	Federal National Mortgage Association
1,145,455	Series 2005-74, Class NZ	6.00%	09/25/35	1,227,055
24,884,355	Series 2012-134, Class ZC	2.50%	12/25/42	19,866,858
1,570,549	Series 2013-19, Class ZD	3.50%	03/25/43	1,441,794
6,203,000	Series 2013-95, Class PY	3.00%	09/25/43	4,994,591
4,701,181	Series 2015-89, Class CZ	4.00%	08/25/45	4,438,000
7,208,539	Series 2016-94, Class MB	2.50%	12/25/46	5,848,174
3,216,566	Series 2018-76, Class ZL	4.00%	10/25/58	2,999,422
2,371,015	Series 2018-84, Class ZM	4.00%	11/25/48	2,246,803
2,800,000	Series 2021-91, Class DB	2.50%	01/25/42	2,290,074
8,614,108	Series 2022-22, Class HZ	2.50%	05/25/52	6,105,849
1,568,199	Series 2023-44, Class PO, PO	(c)	10/25/53	1,310,550
10,896,938	Series 2023-59, Class CZ	2.50%	11/25/49	7,807,389
15,500,000	Series 2024-6, Class AL	2.00%	03/25/44	12,108,341
11,179,596	Series 2024-20, Class QZ	4.00%	10/25/45	10,202,864
10,983,477	Series 2024-20, Class ZA	4.00%	10/25/45	10,028,719
4,983,774	Series 2024-20, Class ZQ	4.00%	10/25/45	4,464,852
11,294,129	Series 2024-26, Class PO, PO	(c)	05/25/54	8,911,295
14,101,619	Series 2025-40, Class EZ	4.50%	11/25/48	12,086,378
11,863,476	Series 2025-44, Class CZ	3.50%	07/25/50	9,748,592
	Government National Mortgage Association
1,869,000	Series 2010-61, Class KE	5.00%	05/16/40	1,886,011
7,463,272	Series 2014-94, Class Z	4.50%	01/20/44	7,356,259
2,332,507	Series 2015-164, Class MZ	3.00%	09/20/45	1,837,485
6,000,000	Series 2016-83, Class BP	3.00%	06/20/46	5,068,116
4,777,122	Series 2016-111, Class PB	2.50%	08/20/46	3,625,859
11,400,322	Series 2018-53, Class BZ	3.50%	04/20/48	10,120,779
3,510,000	Series 2022-30, Class AL	3.00%	02/20/52	2,521,843

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$13,475,374	Series 2022-124, Class MY	3.50%	07/20/52	$11,716,369
10,147,137	Series 2022-128, Class PN	4.00%	07/20/52	8,966,240
4,775,400	Series 2022-137, Class JY	4.00%	08/20/52	4,249,538
3,200,000	Series 2022-139, Class AL	4.00%	07/20/51	2,924,853
13,700,000	Series 2023-81, Class YD	4.00%	06/20/53	12,363,631
17,318,353	Series 2023-164, Class AZ	3.00%	01/20/52	12,646,075
5,291,786	Series 2024-1, Class ZE	4.00%	01/20/44	4,899,869
7,967,636	Series 2024-1, Class ZH	5.00%	05/20/46	8,091,742
10,426,916	Series 2024-43, Class EZ	3.50%	04/20/52	8,309,557
19,619,614	Series 2024-59, Class Z	1.25%	07/20/50	11,421,084
3,090,515	Series 2025-83, Class SB, (30 Day Average SOFR) ×-2.50+ 14.50% (d)	5.24%	05/20/55	3,026,244
2,707,128	Series 2025-95, Class DC, (30 Day Average SOFR) ×-2.50+ 14.63% (d)	5.37%	05/20/55	2,552,998
4,684,360	Series 2025-98, Class SX, (30 Day Average SOFR) ×-1.80+ 10.44% (d)	3.77%	06/20/55	4,359,286
				375,584,383
	Commercial Mortgage-Backed Securities — 8.7%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
4,722,428	Series 2020-RR14, Class X, IO (b)	2.13%	03/27/34	606,199
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
3,727,000	Series 2018-K155, Class A3	3.75%	04/25/33	3,584,126
1,936,000	Series 2019-K095, Class XAM, IO (b)	1.23%	06/25/29	77,263
2,050,000	Series 2019-K1510, Class A3	3.79%	01/25/34	1,954,889
16,990,154	Series 2019-K1511, Class X1, IO (b)	0.77%	03/25/34	753,140
485,000	Series 2019-K1512, Class A3	3.06%	04/25/34	438,502
1,800,000	Series 2019-K1514, Class A2	2.86%	10/25/34	1,594,088
9,960,382	Series 2020-K111, Class XAM, IO (b)	1.80%	05/25/30	693,105
7,550,000	Series 2020-K120, Class XAM, IO (b)	1.21%	10/25/30	382,553
7,574,965	Series 2020-K1515, Class X1, IO (b)	1.51%	02/25/35	727,561
18,147,826	Series 2020-K1516, Class X1, IO (b)	1.50%	05/25/35	1,911,801
2,142,000	Series 2020-K1517, Class A2	1.72%	07/25/35	1,704,843
43,905,275	Series 2021-K129, Class X1, IO (b)	1.03%	05/25/31	1,802,114
25,500,000	Series 2021-K131, Class XAM, IO (b)	0.94%	07/25/31	1,178,893
2,570,000	Series 2021-K1519, Class A2	2.01%	12/25/35	2,057,064
5,000,000	Series 2021-K1520, Class A2	2.44%	02/25/36	4,151,210
186,944,000	Series 2022-K140, Class XAM, IO (b)	0.29%	01/25/32	3,047,552
120,764,827	Series 2023-K153, Class X1, IO (b)	0.44%	12/25/32	3,470,419
5,000,000	Series 2023-KG08, Class A2	4.13%	05/25/33	4,917,971
37,000,000	Series 2024-K165, Class XAM, IO (b)	0.91%	09/25/34	2,502,954
116,051,000	Series 2024-K167, Class XAM, IO (b)	0.37%	11/25/34	3,400,004
5,000,000	Series 2024-KJ52, Class A2	4.76%	01/25/32	5,083,582
	Federal National Mortgage Association Alternative Credit Enhancement Securities
13,539,594	Series 2024-M3, Class Z (b)	4.55%	04/25/53	11,069,408
	Government National Mortgage Association
946,746	Series 2020-159, Class Z (e)	2.50%	10/16/62	340,722
519,453	Series 2020-197, Class Z (b)	2.25%	10/16/62	159,121

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$223,487	Series 2021-4, Class Z (b)	2.00%	09/16/62	$59,889
961,377	Series 2021-28, Class Z (b)	2.00%	10/16/62	290,221
				57,959,194
	Pass-Through Securities — 14.0%
	Federal Home Loan Mortgage Corporation
1,122,185	Pool QB1397	2.50%	07/01/50	955,518
11,497,286	Pool SD7509	3.00%	11/01/49	10,411,137
15,814,450	Pool SD7550	3.00%	02/01/52	14,348,091
	Federal National Mortgage Association
15,049,925	Pool AL9394	3.00%	11/01/46	13,566,715
4,819,199	Pool BM7421	2.00%	03/01/51	3,822,090
3,750,357	Pool FM9134	3.00%	06/01/51	3,415,720
13,382,479	Pool FM9712	3.50%	11/01/50	12,638,364
6,823,850	Pool FS2459	3.00%	02/01/52	6,214,119
7,483,656	Pool MA4025	2.50%	05/01/50	6,251,703
7,500,000	Pool TBA	3.00%	02/15/56	6,648,747
2,500,000	Pool TBA (f)	3.00%	03/15/56	2,214,296
	Government National Mortgage Association
15,882,471	Pool MA7192	2.00%	02/20/51	13,229,796
				93,716,296
	Total U.S. Government Agency Mortgage-Backed Securities			527,259,873
	(Cost $520,861,423)
U.S. GOVERNMENT BONDS AND NOTES — 16.0%
13,100,000	U.S. Treasury Bond	2.25%	08/15/46	8,604,039
7,400,000	U.S. Treasury Bond	3.00%	02/15/47	5,559,539
7,000,000	U.S. Treasury Bond	2.75%	08/15/47	4,989,688
10,000,000	U.S. Treasury Bond	2.75%	11/15/47	7,103,516
8,000,000	U.S. Treasury Bond	3.00%	02/15/48	5,936,875
5,300,000	U.S. Treasury Bond	3.00%	08/15/48	3,912,270
2,500,000	U.S. Treasury Bond	3.00%	02/15/49	1,836,035
6,000,000	U.S. Treasury Bond	2.25%	08/15/49	3,750,938
8,750,000	U.S. Treasury Bond, STRIPS	(c)	02/15/34	6,243,964
2,000,000	U.S. Treasury Bond, STRIPS	(c)	11/15/34	1,375,542
2,000,000	U.S. Treasury Bond, STRIPS	(c)	02/15/35	1,355,532
9,000,000	U.S. Treasury Bond, STRIPS	(c)	05/15/35	6,030,110
4,500,000	U.S. Treasury Bond, STRIPS	(c)	08/15/35	2,973,562
6,000,000	U.S. Treasury Bond, STRIPS	(c)	02/15/36	3,860,661
6,000,000	U.S. Treasury Bond, STRIPS	(c)	05/15/36	3,810,768
5,000,000	U.S. Treasury Bond, STRIPS	(c)	02/15/37	3,047,317
3,500,000	U.S. Treasury Bond, STRIPS	(c)	02/15/39	1,903,707
11,700,000	U.S. Treasury Bond, STRIPS	(c)	08/15/39	6,184,816
6,000,000	U.S. Treasury Bond, STRIPS	(c)	11/15/39	3,127,894
4,000,000	U.S. Treasury Bond, STRIPS	(c)	05/15/40	2,022,286
2,000,000	U.S. Treasury Bond, STRIPS	(c)	11/15/40	982,816
5,175,000	U.S. Treasury Bond, STRIPS	(c)	02/15/41	2,504,335
3,500,000	U.S. Treasury Bond, STRIPS	(c)	08/15/41	1,641,237
13,500,000	U.S. Treasury Bond, STRIPS	(c)	11/15/41	6,248,013
5,000,000	U.S. Treasury Bond, STRIPS	(c)	02/15/42	2,274,687

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$2,000,000	U.S. Treasury Bond, STRIPS	(c)	05/15/42	$917,590
5,000,000	U.S. Treasury Bond, STRIPS	(c)	08/15/42	2,258,605
5,000,000	U.S. Treasury Bond, STRIPS	(c)	11/15/42	2,223,157
5,000,000	U.S. Treasury Bond, STRIPS	(c)	05/15/43	2,111,180
6,300,000	U.S. Treasury Bond, STRIPS	(c)	08/15/43	2,682,129
	Total U.S. Government Bonds and Notes			107,472,808
	(Cost $108,196,083)
U.S. GOVERNMENT AGENCY SECURITIES — 3.2%
6,329,000	Tennessee Valley Authority	4.25%	09/15/52	5,377,055
6,000,000	Tennessee Valley Authority	5.25%	02/01/55	5,959,001
10,000,000	Tennessee Valley Authority	5.38%	04/01/56	10,139,193
	Total U.S. Government Agency Securities			21,475,249
	(Cost $22,195,309)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.2%
	Capital Markets — 0.2%
60,000	First Trust Intermediate Government Opportunities ETF (g)	1,230,000
	(Cost $1,187,753)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 1.8%
3,000,000	U.S. Treasury Bill	(c)	02/03/26	2,999,701
5,000,000	U.S. Treasury Bill	(c)	02/10/26	4,996,033
2,000,000	U.S. Treasury Bill	(c)	02/17/26	1,996,992
2,000,000	U.S. Treasury Bill	(c)	02/19/26	1,996,604
	Total U.S. Treasury Bills			11,989,330
	(Cost $11,988,164)

Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
1,200,809	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (h)	1,200,809
	(Cost $1,200,809)
	Total Investments — 100.1%	670,628,069
	(Cost $665,629,541)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
100	U.S. 2-Year Treasury Futures Call	$20,849,219	$105.13	02/20/26	1,563
168	U.S. 2-Year Treasury Futures Call	35,026,688	106.00	02/20/26	0
100	U.S. 2-Year Treasury Futures Call	20,864,063	104.50	05/22/26	37,500
100	U.S. 2-Year Treasury Futures Call	20,864,063	105.00	05/22/26	17,188
50	U.S. 5-Year Treasury Futures Call	5,446,484	110.25	02/20/26	1,953
50	U.S. 10-Year Treasury Futures Call	5,591,406	112.00	02/20/26	17,187
50	U.S. 10-Year Treasury Futures Call	5,582,813	114.00	05/22/26	18,750

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS (Continued)
	Call Options Purchased (Continued)
50	U.S. Treasury Long Bond Futures Call	$5,756,250	$118.00	02/20/26	$10,156
85	U.S. Treasury Long Bond Futures Call	9,745,781	118.00	03/27/26	49,141
50	U.S. Treasury Long Bond Futures Call	5,732,813	121.00	05/22/26	30,469
100	U.S. Treasury Long Bond Futures Call	11,465,625	125.00	05/22/26	26,562
30	Ultra U.S. Treasury Long Bond Futures Call	3,523,125	120.00	02/20/26	12,187
50	Ultra U.S. Treasury Long Bond Futures Call	5,871,875	121.00	02/20/26	12,500
50	Ultra U.S. Treasury Long Bond Futures Call	5,871,875	124.00	02/20/26	4,688
	Total Call Options Purchased				239,844
	(Cost $359,832)
	Put Options Purchased — 0.0%
100	U.S. 5-Year Treasury Futures Put	10,892,969	108.00	02/20/26	2,344
	(Cost $16,668)
	Total Purchased Options				242,188
	(Cost $376,500)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (15.2)%
	Pass-Through Securities — (15.2)%
	Federal National Mortgage Association
$(5,000,000)	Pool TBA	4.50%	03/15/56	(4,892,810)
(10,000,000)	Pool TBA (f)	3.00%	04/15/56	(8,854,839)
(7,500,000)	Pool TBA (f)	3.50%	04/15/56	(6,919,835)
(22,500,000)	Pool TBA (f)	4.00%	04/15/56	(21,449,904)
(10,000,000)	Pool TBA (f)	4.50%	04/15/56	(9,774,682)
(50,000,000)	Pool TBA (f)	5.00%	04/15/56	(49,872,944)
	Total Investments Sold Short — (15.2)%			(101,765,014)
	(Proceeds $101,807,785)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.0)%
(71)	3 Month SOFR Futures Call	$(17,163,363)	$97.50	12/10/27	(22,188)
	(Premiums received $47,026)
	Put Options Written — (0.1)%
(100)	3 Month SOFR Futures Put	(24,173,750)	95.00	12/10/27	(11,250)
(71)	3 Month SOFR Futures Put	(17,163,363)	95.50	12/10/27	(13,313)
(61)	3 Month SOFR Futures Put	(14,745,988)	96.00	12/10/27	(21,731)
(100)	U.S. 5-Year Treasury Futures Put	(10,888,281)	108.00	05/22/26	(33,594)
(100)	U.S. 5-Year Treasury Futures Put	(10,888,281)	108.25	05/22/26	(41,406)
(50)	U.S. 10-Year Treasury Futures Put	(5,582,813)	109.50	05/22/26	(17,188)
(150)	U.S. 10-Year Treasury Futures Put	(16,748,438)	110.50	05/22/26	(91,406)
(125)	U.S. Treasury Long Bond Futures Put	(14,332,031)	106.00	05/22/26	(48,828)
(100)	U.S. Treasury Long Bond Futures Put	(11,465,625)	107.00	05/22/26	(48,438)
(150)	U.S. Treasury Long Bond Futures Put	(17,198,438)	108.00	05/22/26	(91,406)
(100)	U.S. Treasury Long Bond Futures Put	(11,465,625)	109.00	05/22/26	(76,562)
(50)	U.S. Treasury Long Bond Futures Put	(5,732,813)	110.00	05/22/26	(47,656)
(50)	U.S. Treasury Long Bond Futures Put	(5,732,813)	111.00	05/22/26	(58,594)

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(50)	U.S. Treasury Long Bond Futures Put	$(5,709,375)	$106.00	08/21/26	$(40,625)
(25)	Ultra U.S. Treasury Long Bond Futures Put	(2,935,938)	114.00	02/20/26	(7,422)
	Total Put Options Written				(649,419)
	(Premiums received $796,691)
	Total Written Options				(671,607)
	(Premiums received $843,717)
	Net Other Assets and Liabilities — 15.2%				101,877,199
	Net Assets — 100.0%				$670,310,835
Futures Contracts at January 31, 2026:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	101	Mar-2026	$21,057,711	$4,513
U.S. 5-Year Treasury Notes	1,533	Mar-2026	166,989,212	(727,280)
U.S. 10-Year Treasury Notes	1,265	Mar-2026	141,462,578	(1,441,017)
Ultra U.S. Treasury Bond Futures	1,012	Mar-2026	118,846,750	(1,586,534)
			$448,356,251	$(3,750,318)

Futures Contracts Short
U.S. Treasury Long-Term Bond Futures	916	Mar-2026	$(105,454,500)	$1,447,973
Ultra 10-Year U.S. Treasury Notes	1,657	Mar-2026	(189,156,906)	1,960,335
			$(294,611,406)	$3,408,308
		Total	$153,744,845	$(342,010)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $15,465,955 or 2.3% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Zero coupon security.
(d)	Inverse floating rate security.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	All or a portion of this security is part of a mortgage dollar roll agreement.
(g)	Investment in an affiliated fund.
(h)	Rate shown reflects yield as of January 31, 2026.

Abbreviations throughout the Portfolio of Investments:
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows:

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$527,259,873	$—	$527,259,873	$—
U.S. Government Bonds and Notes	107,472,808	—	107,472,808	—
U.S. Government Agency Securities	21,475,249	—	21,475,249	—
Exchange-Traded Funds*	1,230,000	1,230,000	—	—
U.S. Treasury Bills	11,989,330	—	11,989,330	—
Money Market Funds	1,200,809	1,200,809	—	—
Total Investments	670,628,069	2,430,809	668,197,260	—
Purchased Options	242,188	242,188	—	—
Futures Contracts	3,412,821	3,412,821	—	—
Total	$674,283,078	$6,085,818	$668,197,260	$—

LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(101,765,014)	$—	$(101,765,014)	$—
Written Options	(671,607)	(671,607)	—	—
Futures Contracts	(3,754,831)	(3,754,831)	—	—
Total	$(106,191,452)	$(4,426,438)	$(101,765,014)	$—

*	See Portfolio of Investments for industry breakout.

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at January 31, 2026, and for the fiscal year-to-date period (November 1, 2025 to January 31, 2026) are as follows:

Security Name	Shares at 1/31/2026	Value at 10/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 1/31/2026	Dividend Income
First Trust Intermediate Government Opportunities ETF	60,000	$1,234,200	$—	$—	$(4,200)	$—	$1,230,000	$15,300